SHARE CAPITAL - Warrants (Detail)			12 Months Ended
	Sep. 30, 2021 shares	Dec. 31, 2020 USD ($) shares	Dec. 31, 2021 USD ($) shares	Dec. 31, 2021 CAD ($) $ / shares shares	Dec. 31, 2020 USD ($) shares	Oct. 27, 2021 $ / shares	Dec. 31, 2020 $ / shares shares
Warrant Disclosure [Line Items]
Number of warrants outstanding				2,874,058			10,486,412
Replacement options issued				248,412
Fair value of replacement options issued | $			$ 4,452,917		$ 4,452,917
Warrants [Abstract]
Balance at the beginning of the year, number			10,486,412	10,486,412	16,060,858
Balance at the beginning of the year, amount | $			$ 6,515,753		$ 9,979,446
Exercise of Warrants, number			(7,555,130)	(7,555,130)	(5,574,446)
Forfeitures of Warrants, due to expiration	57,224		(57,224)	(57,224)
Forfeitures of Warrants, due to expiration, amount | $			$ (35,556)
Exercise of Warrants, amount | $			$ (4,694,395)		$ (3,463,693)
Fair value adjustments, amount | $				$ 0.62
Balance at the end of the year, number		10,486,412	2,874,058	2,874,058	10,486,412
Balance at the end of the year, amount | $		$ 6,515,753	$ 1,785,802		$ 6,515,753
Warrants
Warrant Disclosure [Line Items]
Number of warrants outstanding				16,400,000			400,000
Exercise price of warrants | (per share)						$ 9.07	$ 11.50
Period after the completion of the Qualifying Transaction upon which warrants are eligible for conversion		65 days
Warrants expiration period after the completion of the Qualifying Transaction		5 years
Incentive payment for warrant exercises | $ / shares				$ 0.75			0.50
Exercise price after inventive payment | $ / shares				$ 10.75			$ 11.00
Warrants [Abstract]
Balance at the beginning of the year, number			400,000	400,000
Fair value adjustments, amount | $			$ 4,500,000		$ 7,000,000.0
Balance at the end of the year, number		400,000	16,400,000	16,400,000	400,000
Warrants | Subordinate Voting Shares
Warrant Disclosure [Line Items]
Number of securities into which each warrants may be converted				1			1